ClearBridge Tactical Dividend Income Fund
CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND
Investment objective
The fund’s primary investment objective is to generate high current income, with capital appreciation as a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 69 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ClearBridge Tactical Dividend Income Fund (USD $)		Class A		Class A2		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	none	[1]	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15		15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ClearBridge Tactical Dividend Income Fund		Class A	Class A2	Class C	Class FI		Class R		Class I	Class IS
Management fees		0.75%	0.75%	0.75%	0.75%		0.75%		0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	0.25%		0.50%		none	none
Other expenses		0.21%	0.53%	0.18%	0.27%	[1]	0.27%	[1]	0.19%	0.30%
Acquired fund fees and expenses		0.38%	0.38%	0.38%	0.38%		0.38%		0.38%	0.38%
Total annual fund operating expenses		1.59%	1.91%	2.31%	1.65%		1.90%		1.32%	1.43%
Fees waived and/or expenses reimbursed	[2]		(0.08%)		(0.02%)		(0.02%)			(0.11%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.59%	1.83%	2.31%	1.63%		1.88%		1.32%	1.32%
[1]	Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares and 1.00% for Class I shares. In addition, total annual operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees' consent. Total annual fund operating expenses after waivers and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ClearBridge Tactical Dividend Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	727	1,048	1,391	2,355
Class A2	750	1,133	1,540	2,673
Class C	334	721	1,235	2,645
Class FI	166	518	894	1,951
Class R	191	595	1,024	2,220
Class I	134	418	723	1,589
Class IS	134	441	771	1,704

Number of years you own your shares ($)
Expense Example, No Redemption ClearBridge Tactical Dividend Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	727	1,048	1,391	2,355
Class A2	750	1,133	1,540	2,673
Class C	234	721	1,235	2,645
Class FI	166	518	894	1,951
Class R	191	595	1,024	2,220
Class I	134	418	723	1,589
Class IS	134	441	771	1,704

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund may invest in equity and equity-related securities of issuers with any market capitalization.

The fund invests in a diversified portfolio of equity and equity-related securities, including common stocks, preferred stocks, convertible preferred stocks and other securities convertible into equity securities, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), closed-end investment companies, including business development companies (“BDCs”), and royalty trusts. The fund may invest up to 50% of its net assets in foreign securities, including securities of issuers in emerging market countries.

The fund may also seek to generate current income from short-term gains earned through an option strategy which may consist of writing (selling) call options on equity securities in its portfolio (“covered calls”) and on broader equity market indexes, or writing (selling) put options on such securities or indexes. The fund’s investments in options on equity securities and equity market indexes are included in the 80% policy described above.

The fund may invest up to 20% of its assets in fixed income securities of any credit quality, including securities rated below investment grade or, if unrated, deemed by the subadviser to be of comparable quality (“junk bonds”). The fund’s investments in fixed income securities may include structured notes.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Income-producing securities risk. The fund’s emphasis on equity and equity-related securities that produce income or other distributions involves the risk that such securities may fall out of favor with investors and underperform the market. Also, an issuer may reduce or eliminate its income payments or other distributions. The distributions received by the fund may not qualify as income for fund investors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

MLP risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the fund of distributions from the MLP, likely causing a reduction in the value of the fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

REITs risk. Investments in REITs expose the fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund. REITs may be leveraged, which increases risk.

Foreign investments and emerging market risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Prior to January 17, 2012, the fund followed a different investment objective and investment strategies under the name “Legg Mason Diversified Large Cap Growth Fund.”
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (06/30/2009): 18.47 Worst Quarter (12/31/2008): (23.18)
Average annual total returns (%) (for periods ended December 31, 2013)
Average Annual Total Returns ClearBridge Tactical Dividend Income Fund		1 year	5 years	10 years		Since inception	Inception date
Class A		20.11%	14.28%	3.56%
Class A Return after taxes on distributions		17.80%	13.44%	3.11%
Class A Return after taxes on distributions and sale of fund shares		11.29%	11.07%	2.59%
Class C		25.55%	14.76%	3.40%
Class I		27.84%	15.88%		[1]	4.87%	May 16, 2008
Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)	[2]	29.06%	16.16%	7.33%
[1]	N/A
[2]	For Class I shares, for the period from the class' commencement of operations to December 31, 2013, the average annual total return of the Dow Jones U.S. Select Dividend Index was 7.97%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.